Equity - weighted average inputs used in the Monte Carlo simulation model (Details) - MPSU's	12 Months Ended
Dec. 31, 2022
Share purchase options
Risk-free interest rate	1.61%
Expected term (in years)	3 years
Expected share price volatility	63.35%